Related Party Transactions - Significant Transactions Between the Controlling Company and Related Parties (Detail) - Posco [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Sales	₩ 17,680,333	₩ 11,985,087	₩ 13,735,110
Other sales	652,846	306,077	257,959
Purchase of material	7,492,259	3,965,895	4,895,108
Purchase of fixed assets	960,353	1,345,125	1,193,177
Outsourced processing cost	706,703	662,124	683,002
Others	491,195	498,248	554,685
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			1,364
Other sales			86
Purchase of material			2,882
Purchase of fixed assets			306,927
Outsourced processing cost			15,089
Others			30,317
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	72,797	5,651	5,527
Other sales	2,514	4,739	4,100
Purchase of material	736,441	545,001	588,276
Others	107		9
POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of transactions between related parties [line items]
Sales	72,342	40,512	65,688
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Other sales	418,044	91,188
Purchase of material	2,338,625	1,300,296	1,272,878
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	37,410	34,620	16,084
Other sales	63,298	69,151	112,390
Purchase of material	107,637	64,861	76,427
Purchase of fixed assets		84,839
Outsourced processing cost		4,086
Others	49,741	44,068	85,167
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	182,549	80,783	88,663
Other sales	483,856	165,078	116,576
Purchase of material	3,182,703	1,910,158	1,940,463
Purchase of fixed assets		84,839	306,927
Outsourced processing cost		4,086	15,089
Others	49,848	44,068	115,493
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	5,859	6,790	6,688
Other sales	11,113	11,123	11,137
Purchase of material		15	4,725
Purchase of fixed assets	491,624	772,846	416,734
Outsourced processing cost	158	220	57
Others	32,328	63,467	24,174
POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	695,451	418,619	468,070
Other sales	2,602	1,820	2,014
Purchase of material			95
Outsourced processing cost	39,014	28,523	20,298
Others	627	639	724
POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Sales	1,605	2,747	2,924
Other sales	4,996	4,996	4,994
Purchase of fixed assets	324,275	374,914	344,977
Outsourced processing cost	46,037	41,384	34,638
Others	181,221	181,554	181,128
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	14	15	15
Other sales		60	60
Purchase of material	381,633	214,750	304,846
Purchase of fixed assets	65,254	34,217	64,845
Outsourced processing cost	115	76	126
Others	25,242	25,870	25,754
POSCO CHEMICAL CO., LTD [member]
Disclosure of transactions between related parties [line items]
Sales	318,808	258,154	389,731
Other sales	31,917	34,944	35,592
Purchase of material	462,013	456,780	522,493
Purchase of fixed assets	14,358	23,003	17,549
Outsourced processing cost	298,431	304,135	315,530
Others	3,724	4,816	4,561
POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	5,207	1,262	148,205
Other sales	1,450	2,396	2,211
Purchase of material	11,271	14,011	5,123
Purchase of fixed assets		3	94
Others	26,137	23,336	7,561
POSCO MOBILITY SOLUTION [Member]
Disclosure of transactions between related parties [line items]
Sales	807,925	381,591
Outsourced processing cost	45,758	32,325
Others	914	1,500
POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Sales	309,295	311,924	265,374
Other sales	1,372	137	13,795
Purchase of material	202,523	2,538	10,037
Others	69		3
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of transactions between related parties [line items]
Sales	9,750,636	5,644,017	6,025,938
Other sales	54,331	56,322	46,661
Purchase of material	1,299,561	342,520	541,002
Outsourced processing cost	988	11,371	49,506
Others	8,968	4,375	7,149
POSCO America Corporation [member]
Disclosure of transactions between related parties [line items]
Sales			300,598
Others			2,994
POSCO Canada Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			1,067
Other sales	426	1,325	1,833
Purchase of material	417	162,385	306,552
Others	1,648
POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	19,142	1,514,154	1,781,841
Other sales	8	1,060	1,352
Purchase of material		151,373	390,056
Purchase of fixed assets		4,331	1,338
Outsourced processing cost		1,508	1,574
Others	83	3,915	7,561
Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	188,470	145,006	146,468
Other sales	1	66
Purchase of material	27,937
Purchase of fixed assets	1,726
Others	4,894	305	110
POSCO JAPAN Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,613,634	1,076,987	1,509,631
Other sales	975		36
Purchase of material		37,210	38,631
Purchase of fixed assets		5,277	6,269
Others	46	6,225	5,835
POSCO-VIETNAM Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	441,758	253,060	265,849
Other sales		605	368
Others		96	66
POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Sales	460,773	168,188	303,924
Other sales	548	403	159
Others	1,494	2,000	809
POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Sales	899,675	328,943	644,652
Other sales	903	2,507	311
Others	229	479	800
POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	161,808	112,925	121,633
Other sales			27
Purchase of material		0	2,189
Others	2		0
POSCO VST CO LTD [member]
Disclosure of transactions between related parties [line items]
Sales	201,517	208,464	299,307
Other sales		218
Others	20	156	114
POSCO INTERNATIONAL SINGAPORE PTE LTD [member]
Disclosure of transactions between related parties [line items]
Other sales	1,453		154
Purchase of material	1,704,193	600,580	694,600
Others [member]
Disclosure of transactions between related parties [line items]
Sales	1,337,458	806,672	964,532
Other sales	56,161	22,069	20,679
Purchase of material	220,000	71,261	134,296
Purchase of fixed assets	63,116	45,695	34,444
Outsourced processing cost	276,202	238,496	246,184
Others	153,677	135,429	169,849
POSCO ASSAN TST STEEL INDUSTRY [Member]
Disclosure of transactions between related parties [line items]
Sales	278,749	264,786
Other sales	734	948
Purchase of material	8	2,314
Others	24	18
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales	17,497,784	11,904,304	13,646,447
Other sales	168,990	140,999	141,383
Purchase of material	4,309,556	2,055,737	2,954,645
Purchase of fixed assets	960,353	1,260,286	886,250
Outsourced processing cost	706,703	658,038	667,913
Others	₩ 441,347	₩ 454,180	₩ 439,192